Financial instruments and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	$ 32,372	$ 42	$ 955	$ 955
Carrying amount
Lease liabilities - undiscounted	15,806
Outstanding amount	448,875	786
Carrying amount	914,730	290,151	262,574
Liquidity risk
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	32,372	42	$ 955
Carrying amount
Trade payables and accrued liabilities	89,921	927
Carrying amount	551,355	1,713
Liquidity risk | Within 1 year
Carrying amount
Carrying amount	207,661
Contractual cash flows
Trade payables and accrued liabilities	89,921	927
Contractual cash flows		1,713
Liquidity risk | 1 - 2 years
Carrying amount
Carrying amount	102,283
Liquidity risk | More than 2 years
Carrying amount
Carrying amount	604,212
Liquidity risk | Mezzanine Debt Facility
Carrying amount
Outstanding amount	85,567
Liquidity risk | Mezzanine Debt Facility | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	24,888
Liquidity risk | Mezzanine Debt Facility | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	22,592
Liquidity risk | Mezzanine Debt Facility | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	200,859
Liquidity risk | Senior Syndicated Facility Agreement
Carrying amount
Outstanding amount	207,916
Liquidity risk | Senior Syndicated Facility Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	72,546
Liquidity risk | Senior Syndicated Facility Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	53,817
Liquidity risk | Senior Syndicated Facility Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	121,542
Liquidity risk | Copper Purchase Agreement
Carrying amount
Outstanding amount	84,818
Liquidity risk | Copper Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	6,414
Liquidity risk | Copper Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	11,281
Liquidity risk | Copper Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	175,836
Liquidity risk | Silver Purchase Agreement
Carrying amount
Outstanding amount	70,574
Liquidity risk | Silver Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	9,255
Liquidity risk | Silver Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	8,987
Liquidity risk | Silver Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	102,931
Liquidity risk | Promissory note - related party
Carrying amount
Outstanding amount		786
Liquidity risk | Promissory note - related party | Within 1 year
Contractual cash flows
Debt facility and agreements		$ 786
Liquidity risk | Commodity swap liability
Carrying amount
Carrying amount	12,559
Liquidity risk | Commodity swap liability | Within 1 year
Carrying amount
Carrying amount	4,637
Liquidity risk | Commodity swap liability | 1 - 2 years
Carrying amount
Carrying amount	5,606
Liquidity risk | Commodity swap liability | More than 2 years
Carrying amount
Carrying amount	$ 3,044